BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
Schedule of depreciation and amortization
Equipment	Depreciation rate

Exploration equipment	20%

Computer software	50%

Computer equipment	55%